Segment Information and Sales to Significant Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of revenue by geographic area
Total revenue	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 3,177,728	$ 2,984,223	$ 2,862,607
United states [Member]
Summary of revenue by geographic area
Total revenue									1,899,173	1,847,351	1,754,309
Canada [Member]
Summary of revenue by geographic area
Total revenue									433,923	404,658	400,264
Europe [Member]
Summary of revenue by geographic area
Total revenue									403,115	353,239	394,263
Rest of the world [Member]
Summary of revenue by geographic area
Total revenue									$ 441,517	$ 378,975	$ 313,771